Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000252180 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	37.10%
C000252180 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.10%
C000252180 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000252180 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.60%
C000252180 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.50%
C000252180 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.80%
C000252180 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000252180 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252180 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000262068 | FR_TSR_SCT_GBEM1
Holdings [Line Items]
Percent of Net Asset Value	132.20%
C000262068 | FR_TSR_SCT_GBEM2
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000262068 | FR_TSR_SCT_GBEM3
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000262068 | FR_TSR_SCT_GBEM4
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000262068 | FR_TSR_SCT_GBEM5
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000262068 | FR_TSR_SCT_GBEM6
Holdings [Line Items]
Percent of Net Asset Value	(60.80%)
C000252172 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000252172 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	30.30%
C000252172 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.40%
C000252172 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.80%
C000252172 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.80%
C000252172 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000252172 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.30%
C000252172 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.60%
C000252172 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.10%
C000252172 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000250794 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000250794 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.90%
C000250794 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.90%
C000250794 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.20%
C000250794 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	12.30%
C000250794 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.00%
C000250794 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000250794 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	4.90%
C000250794 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250794 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000250794 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000234046 | FR_TSR_SCT_GBB61
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000234046 | FR_TSR_SCT_GBB62
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000234046 | FR_TSR_SCT_GBB63
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000234046 | FR_TSR_SCT_GBB64
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234046 | FR_TSR_SCT_GBB65
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000234046 | FR_TSR_SCT_GBB66
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249125 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	30.80%
C000249125 | AssetMortgage Pass-Through
Holdings [Line Items]
Percent of Total Investments	24.40%
C000249125 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Total Investments	20.40%
C000249125 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	12.90%
C000249125 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.20%
C000249125 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000235263 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.20%
C000235263 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.50%
C000235263 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000235263 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.60%
C000235263 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000235263 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000235263 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000235263 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.00%
C000235263 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.90%
C000235263 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235263 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000259348 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000259348 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000259348 | South America
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000259348 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000259348 | Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000259348 | Europe
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259348 | North America
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259348 | Taiwan
Holdings [Line Items]
Percent of Total Investments	30.50%
C000259348 | China
Holdings [Line Items]
Percent of Total Investments	26.90%
C000259348 | South Korea
Holdings [Line Items]
Percent of Total Investments	8.80%
C000259348 | Brazil
Holdings [Line Items]
Percent of Total Investments	8.30%
C000259348 | Colombia
Holdings [Line Items]
Percent of Total Investments	4.50%
C000259348 | India
Holdings [Line Items]
Percent of Total Investments	4.30%
C000259348 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.60%
C000259348 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.20%
C000259348 | Thailand
Holdings [Line Items]
Percent of Total Investments	3.10%
C000259348 | Czech Republic
Holdings [Line Items]
Percent of Total Investments	3.10%
C000259348 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.70%
C000259347 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000259347 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000259347 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000259347 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000259347 | Europe
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259347 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.30%
C000259347 | China
Holdings [Line Items]
Percent of Total Investments	29.80%
C000259347 | South Korea
Holdings [Line Items]
Percent of Total Investments	14.70%
C000259347 | Brazil
Holdings [Line Items]
Percent of Total Investments	9.60%
C000259347 | India
Holdings [Line Items]
Percent of Total Investments	20.40%
C000259347 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000259347 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.50%
C000259347 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.20%
C000259347 | Poland
Holdings [Line Items]
Percent of Total Investments	1.70%
C000259347 | Philippines
Holdings [Line Items]
Percent of Total Investments	1.50%
C000259347 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.30%
C000238211 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238211 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000238211 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000238211 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000238211 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238211 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238211 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000238211 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.20%
C000238211 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.70%
C000238211 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.70%
C000238211 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241449 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.10%
C000241449 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.10%
C000241449 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.70%
C000241449 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.50%
C000241449 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241449 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.40%
C000241449 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241449 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.30%
C000241449 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000241449 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241449 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000237253 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000237253 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237253 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237253 | Europe
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000237253 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000237253 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.90%
C000237253 | China
Holdings [Line Items]
Percent of Total Investments	4.00%
C000237253 | India
Holdings [Line Items]
Percent of Total Investments	5.50%
C000237253 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.80%
C000237253 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.70%
C000237253 | Germany
Holdings [Line Items]
Percent of Total Investments	13.40%
C000237253 | Japan
Holdings [Line Items]
Percent of Total Investments	12.90%
C000237253 | France
Holdings [Line Items]
Percent of Total Investments	11.40%
C000237253 | United States
Holdings [Line Items]
Percent of Total Investments	9.00%
C000237253 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.60%
C000237253 | Sweden
Holdings [Line Items]
Percent of Total Investments	13.80%
C000259349 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000259349 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000259349 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000259349 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259349 | Europe
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000259349 | North America
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000259349 | Taiwan
Holdings [Line Items]
Percent of Total Investments	9.90%
C000259349 | China
Holdings [Line Items]
Percent of Total Investments	5.00%
C000259349 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	13.80%
C000259349 | Germany
Holdings [Line Items]
Percent of Total Investments	6.00%
C000259349 | Japan
Holdings [Line Items]
Percent of Total Investments	8.20%
C000259349 | France
Holdings [Line Items]
Percent of Total Investments	5.50%
C000259349 | United States
Holdings [Line Items]
Percent of Total Investments	8.50%
C000259349 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.80%
C000259349 | Italy
Holdings [Line Items]
Percent of Total Investments	5.40%
C000259349 | Norway
Holdings [Line Items]
Percent of Total Investments	4.10%
C000259349 | Austria
Holdings [Line Items]
Percent of Total Investments	29.80%
C000244492 | Health Care
Holdings [Line Items]
Percent of Total Long Exposure	23.10%
Percent of Total Short Exposure	16.40%
C000244492 | Information Technology
Holdings [Line Items]
Percent of Total Long Exposure	17.90%
Percent of Total Short Exposure	14.20%
C000244492 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Long Exposure	14.20%
Percent of Total Short Exposure	18.80%
C000244492 | Communication Services
Holdings [Line Items]
Percent of Total Long Exposure	10.10%
Percent of Total Short Exposure	5.00%
C000244492 | Materials
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	5.90%
C000244492 | Utilities
Holdings [Line Items]
Percent of Total Long Exposure	6.40%
Percent of Total Short Exposure	3.00%
C000244492 | Energy
Holdings [Line Items]
Percent of Total Long Exposure	6.00%
Percent of Total Short Exposure	25.20%
C000244492 | Financials
Holdings [Line Items]
Percent of Total Long Exposure	5.30%
C000244492 | Industrials
Holdings [Line Items]
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	9.30%
C000244492 | Consumer Staples
Holdings [Line Items]
Percent of Total Long Exposure	3.90%
Percent of Total Short Exposure	2.20%
C000233998 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233998 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233998 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.60%
C000233998 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.20%
C000233998 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.30%
C000233998 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.40%
C000233998 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	50.50%
C000233998 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000233998 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	14.60%
C000233998 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000259350 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	27.90%
C000259350 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.00%
C000259350 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.80%
C000259350 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.70%
C000259350 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000259350 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000259350 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000259350 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.50%
C000259350 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.30%
C000259350 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000259351 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000259351 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.50%
C000259351 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.00%
C000259351 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.70%
C000259351 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000259351 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	8.00%
C000259351 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.00%
C000259351 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.90%
C000259351 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.30%
C000259351 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000255316 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255316 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000255316 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255316 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000255316 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000255316 | Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255316 | Europe
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255316 | North America
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255316 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.80%
C000255316 | China
Holdings [Line Items]
Percent of Total Investments	28.40%
C000255316 | South Korea
Holdings [Line Items]
Percent of Total Investments	12.50%
C000255316 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255316 | India
Holdings [Line Items]
Percent of Total Investments	16.20%
C000255316 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000255316 | Indonesia
Holdings [Line Items]
Percent of Total Investments	7.20%
C000255316 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.80%
C000255316 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	3.30%
C000255316 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.40%
C000255316 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.20%
C000255317 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255317 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000255317 | Europe
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000255317 | North America
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000255317 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.10%
C000255317 | Germany
Holdings [Line Items]
Percent of Total Investments	7.70%
C000255317 | Japan
Holdings [Line Items]
Percent of Total Investments	21.20%
C000255317 | France
Holdings [Line Items]
Percent of Total Investments	8.60%
C000255317 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.20%
C000255317 | Italy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000255317 | Canada
Holdings [Line Items]
Percent of Total Investments	12.90%
C000255317 | Australia
Holdings [Line Items]
Percent of Total Investments	6.80%
C000255317 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.90%
C000255317 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.20%
C000255317 | Singapore
Holdings [Line Items]
Percent of Total Investments	13.60%
C000254050 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000254050 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000254050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.40%
C000254050 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000254050 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000254050 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000254050 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254050 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.50%
C000254050 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254050 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.60%
C000254050 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228888 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000228888 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000228888 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	27.00%
C000228888 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.90%
C000228888 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	13.90%
C000228888 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000228888 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000228888 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	7.30%
C000228888 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.40%
C000228888 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	7.80%
C000228888 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228889 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000228889 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228889 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.20%
C000228889 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228889 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	12.70%
C000228889 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000228889 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.50%
C000228889 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.70%
C000228889 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.60%
C000228889 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000259352 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	30.60%
C000259352 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.80%
C000259352 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.90%
C000259352 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000259352 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000259352 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.40%
C000259352 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000259352 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.10%
C000259352 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.40%
C000259353 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.60%
C000259353 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.80%
C000259353 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.20%
C000259353 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.80%
C000259353 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000259353 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	9.80%
C000259353 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000259353 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.50%
C000259353 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000259353 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000259354 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	0.80%
C000259354 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000259354 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000259354 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.40%
C000259354 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	71.20%
C000259354 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.20%
C000259354 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.60%